Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities Noncurrent [Abstract]
Other Long-Term Liabilities

17.OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

	December 31, 2022	December 31, 2021
Non-current operating lease liabilities	141	148
Contingent consideration on business combinations	31	70
Other long-term employee benefits	81	90
Long-term liabilities related to public funding	51	44
Long-term advances from customers	73	—
Derivative instruments	4	—
Others	73	64
Total	454	416

Lease liabilities are described in Note 11.

Deferred and contingent consideration related to business acquisitions are further described in Note 27.

Other long-term employee benefits are described in Note 16.

Long-term liabilities related to public funding are described in Note 7.

Advances from customers are described in Note 14 and Note 19.

Derivative instruments are described in Note 27.

Other long-term liabilities also include individually not significant amounts as of December 31, 2022 and December 31, 2021, presented cumulatively in the line “Others”.